Disposals and other non-operating items - Summary of Disposals and Other Non-operating Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disposals and non-operating items [abstract]
Revaluation of held for trading investments	£ 5	£ (13)	£ 8
Gain/(loss) on disposal of businesses and assets held for sale	6	(27)	(19)
Net gain/(loss) on disposals and other non-operating items	£ 11	£ (40)	£ (11)